Taxes and contributions (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Taxes [abstract]
Services tax	[1]	R$ 223,529	R$ 122,241
Value-added tax on sales and services	[2]	31,400	23,796
Social integration program	[3]	22,216	17,530
Social contribution on revenues	[3]	136,682	107,872
Income tax and social contribution	[4]	726	685
Other		4,489	1,919
Total		419,042	274,043
Judicial deposits
Services tax	[1],[5]	(108,026)	(52,226)
Value-added tax on sales and services	[2],[5]	(31,028)	(19,476)
Social integration program	[3],[5]	(21,804)	(17,088)
Social contribution on revenues	[3],[5]	(134,180)	(105,160)
Total	[5]	(295,038)	(193,950)
Total	[5]	R$ 124,004	R$ 80,093

[1]	Refers to taxes on revenue.
[2]	Refers to the Value-added Tax on Sales and Services (ICMS) amounts due by Net+Phone, related to tax substitution and tax rate differential, applied on sales of credit and debit card readers.
[3]	Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.
[4]	Refers to the income tax and social contribution payable on current income taxes and contribution.
[5]	The PagSeguro Group obtained court decisions to deposit the amount related to the payments in escrow for matters discussed in items “i”, “ii” and “iii” above.